Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Schedule of future minimum lease commitments relating to the base lease rent portion of noncancelable operating leases

The future minimum lease commitments relating to the base lease rent portion of noncancelable operating leases at December 31, 2013 are as follows (in thousands):

Year ending December 31,
2014	$1,013
2015	314
2016	302
2017	316
2018	334
Thereafter	44,178

Total	$46,457